UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	08/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
August 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.8%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.8%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; MBIA)	5.00	10/1/22	5,000,000	5,197,750
Huntsville Health Care Authority,
Revenue (Insured; MBIA)	5.00	6/1/13	1,600,000	1,684,480
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/23	5,500,000	5,707,900
McIntosh Industrial Development
Board, Environmental
Facilities Revenue (Ciba
Specialty Chemicals
Corporation Project)	4.65	6/1/08	375,000	376,181
Alaska--4.7%
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/11	2,560,000	2,725,581
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,744,610
Alaska Student Loan Corporation,
Student Loan Revenue (Insured;
AMBAC)	6.00	7/1/16	6,380,000	6,666,015
Anchorage
(Insured; FGIC)	5.88	12/1/10	2,365,000 a	2,522,864
Anchorage
(Insured; FGIC)	5.88	12/1/10	1,500,000 a	1,600,125
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/08	2,755,000	2,849,028
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	6.50	12/1/09	2,910,000	3,083,640
Anchorage,
GO (Schools) (Insured; FGIC)	5.25	9/1/13	2,000,000 a	2,155,960
Anchorage,
LR, Correctional Facility
(Insured; FSA)	5.88	2/1/10	3,175,000 a	3,335,020
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/10	4,745,000 a	5,026,900
Northern Tobacco Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.20	6/1/10	1,750,000 a	1,822,415
California--7.0%
ABAG Finance Authority for

Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	1,000,000	1,006,590
Arcadia Unified School District,
GO (Insured; FSA)	0.00	8/1/20	1,635,000	870,834
California,
GO	5.00	8/1/22	5,000,000	5,129,600
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/19	1,500,000	1,533,825
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000	4,773,700
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (First Lien)
(Insured; FSA)	5.25	7/1/13	3,300,000 a	3,565,089
California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.50	6/1/18	3,000,000	3,225,300
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/16	3,295,000	3,600,941
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	7.00	1/1/08	5,000,000	5,055,700
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/08	6,950,000 a	7,055,779
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000	2,014,000
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,435,000	4,209,125
Los Angeles County Public Works
Financing Authority, Revenue
(Regional Park and Open Space
District)	5.00	10/1/07	1,915,000 a	1,936,046
Sacramento County Sanitation
District Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; FGIC)	5.25	12/1/23	3,125,000	3,425,125
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset

Securitization Corporation)	4.75	6/1/25	2,435,000	2,359,564
Colorado--.8%
El Paso County School District
(Number 11 Colorado Springs)	6.25	12/1/09	1,000,000	1,054,280
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/10	2,000,000	2,168,640
El Paso County School District
(Number 11 Colorado Springs)	6.50	12/1/11	2,040,000	2,260,973
Park Meadows Business Improvement
District, Shared Sales Tax
Revenue	5.00	12/1/17	375,000	360,285
Connecticut--.1%
Mashantucket Western Pequot Tribe,
Special Revenue	5.60	9/1/09	1,000,000 b	1,015,330
District of Columbia--1.3%
District of Columbia
(Insured; MBIA)	6.00	6/1/12	3,280,000	3,595,930
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,649,523
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,761,186
Florida--4.9%
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000	2,320,590
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,252,250
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company
Project)	5.10	10/1/13	5,000,000	5,110,600
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	3,750,000	3,730,537
Lee County Industrial Development
Authority, Healthcare
Facilities Revenue (Cypress
Cove at Healthpark Florida,
Inc. Project)	4.75	10/1/08	1,155,000	1,153,152
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/15	5,000,000	5,297,150
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,312,300
Palm Beach County School Board,
COP (Insured; AMBAC)	5.38	8/1/14	4,000,000	4,332,600
Polk County,

Utility System Revenue
(Insured; FGIC)	5.25	10/1/18	2,000,000	2,125,420
Georgia--3.9%
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/15	2,560,000	2,708,403
Athens Housing Authority,
Student Housing LR (UGAREF
East Campus Housing, LLC
Project) (Insured; AMBAC)	5.25	12/1/16	2,700,000	2,844,774
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.25	11/1/15	5,000,000	5,388,400
Georgia	5.00	8/1/23	5,000,000	5,269,650

Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	6.00	9/1/10	1,275,000	1,358,104
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/14	1,710,000 a	1,869,321
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured; MBIA)	5.25	11/1/12	2,735,000	2,932,303
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured; MBIA)	5.25	11/1/16	5,000,000	5,330,200
Hawaii--.4%
Kuakini Health System,
Special Purpose Revenue	5.50	7/1/12	2,575,000	2,655,675
Illinois--3.0%
Chicago Housing Authority,
Revenue (Capital Program)	5.25	7/1/10	2,420,000	2,521,543
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	6,969,354
Chicago O'Hare International
Airport, Second Lien Passenger
Facility Charge Revenue
(Insured; AMBAC)	5.25	1/1/10	3,095,000	3,185,064
Chicago Park District,
GO Limited Tax Park (Insured;
FGIC)	5.50	1/1/20	1,300,000	1,371,188
Illinois Health Facilities
Authority, Revenue (The
Passavant Memorial Area

Hospital Association Project)	5.65	10/1/10	4,850,000 a	5,162,679
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
MBIA)	0/5.55	6/15/21	2,500,000 c	2,102,300
Indiana--1.1%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	5/1/13	1,000,000	1,039,300
Indianapolis Local Public
Improvement Bond Bank
(Insured; FSA)	6.50	1/1/11	6,415,000	6,957,324
Kansas--2.0%
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	3,800,000	3,724,532
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,272,985
Kentucky--1.7%
Ashland,
PCR (Ashland Inc. Project)	5.70	11/1/09	4,000,000	4,160,200
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust First
Series) (Insured; MBIA)	5.25	9/1/18	5,000,000 d	5,476,250
Kentucky Municipal Power Agency,
Power System Revenue (Praire
State Project) (Insured; MBIA)	5.25	9/1/19	2,000,000 d	2,146,040
Louisiana--.3%
Morehouse Parish,
PCR (International Paper
Company Project)	5.25	11/15/13	2,000,000	2,065,540
Maine--.6%
Maine Housing Authority,
Mortgage Purchase	4.75	11/15/21	4,100,000	3,986,184
Massachusetts--3.3%
Massachusetts
Consolidated Loan	5.00	12/1/10	3,000,000	3,120,840
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/19	2,500,000	2,725,600
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	5,790,660
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.35	12/1/10	3,000,000	3,090,270

Massachusetts Water Resource
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/19	8,420,000	9,101,683
Michigan--4.7%
Detroit,
Water Supply System Revenue
(Insured; FSA)	5.00	7/1/22	5,000,000	5,163,700
Detroit Local Development Finance
Authority, Tax Increment
Revenue	5.20	5/1/10	5,745,000	5,815,434
Greater Detroit Resource Recovery
Authority, RRR (Insured; AMBAC)	6.25	12/13/08	7,755,000	8,007,503
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,098,480
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,682,280
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,607,425
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.75	11/15/11	3,250,000 a	3,535,610
Michigan Municipal Bond Authority,
Revenue (Drinking Water
Revolving Fund)	5.25	10/1/09	2,370,000 a	2,444,608
Minnesota--1.3%
Lakeville Independent School
District Number 194, GO
(Insured; FSA)	5.00	2/1/18	5,000,000	5,212,750
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.00	11/15/17	3,000,000	2,966,280
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,000,000	1,025,190
Mississippi--1.0%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; FGIC)	5.00	1/1/22	5,000,000	5,163,700
Walnut Grove Correctional
Authority, COP (Insured; AMBAC)	5.50	11/1/07	1,855,000	1,860,157
Missouri--.8%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,367,359

Saint Louis,
Airport Revenue (Airport
Development Program) (Insured;
MBIA)	5.63	7/1/11	2,500,000 a	2,671,775
Nevada--.7%
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,100,600
New Hampshire--.6%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	4,125,000	4,172,355
New Jersey--4.0%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,010,020
Casino Reinvestment Development
Authority, Revenue (Insured;
MBIA)	5.25	6/1/19	5,000,000	5,347,650
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,412,101
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	1,042,710
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/10	1,880,000	1,909,121
New Jersey Educational Facilities
Authority, Revenue (Rider
University Issue) (Insured;
Radian)	5.00	7/1/11	1,970,000	2,007,686
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,425,000	3,595,188
New Jersey Turnpike Authority,
Revenue (Insured; MBIA)	5.63	1/1/10	3,910,000 a	4,082,353
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,645,000	4,425,245
New Mexico--.6%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	1,500,000	1,532,025
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,905,000	2,987,705
New York--6.9%

Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	3.31	9/1/15	3,000,000 e	2,993,760
New York City	5.00	4/1/20	2,500,000	2,594,925
New York City	5.00	4/1/22	5,110,000	5,270,761
New York City
(Insured; FSA)	5.00	6/1/16	3,395,000	3,611,431
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	2,000,000	2,086,920
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	3,500,000	3,913,350
New York State Dormitory
Authority, FHA-Insured
Mortgage HR (The Long Island
College Hospital)	6.00	8/15/15	4,725,000	5,133,523
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.50	5/15/10	2,000,000	2,089,920
New York State Local Government
Assistance Corporation	5.25	4/1/16	3,425,000	3,717,529
New York State Local Government
Assistance Corporation
(Insured; FSA)	5.25	4/1/16	2,200,000	2,381,588
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Revenue	5.50	4/1/12	3,950,000	4,240,206
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund (Insured;
AMBAC)	5.00	4/1/18	5,000,000 b,f	5,278,625
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,098,500
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)	5.25	3/15/11	1,565,000	1,645,864
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P.
Facility)	5.45	11/15/12	2,000,000	2,036,700
North Carolina--5.0%
Charlotte-Mecklenburg Hospital

Authority, Health Care Revenue
(Carolinas HealthCare System)
(Insured; FSA)	5.00	1/15/20	5,000,000	5,179,500
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,054,390
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/21	1,200,000	1,268,616
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	5.00	1/1/20	5,000,000	5,191,200
North Carolina Medical Care
Commission, FHA Insured
Mortgage Revenue (Morehead
Memorial Hospital Project)
(Insured; FSA)	5.00	11/1/20	5,000,000	5,178,300
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	976,340
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,187,262
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/16	2,540,000	2,704,795
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured; FSA)	5.25	1/1/17	10,000,000	10,599,400
Ohio--1.5%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	5,000,000	5,500,350
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	1,500,000	1,539,195
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG)	5.25	5/1/20	3,230,000	3,422,282
Oregon--1.4%
Tri-County Metropolitan
Transportation District,
Payroll Tax and Grant Receipt
Revenue (Insured; MBIA)	4.00	5/1/14	3,700,000	3,705,624
Washington County Unified Sewerage

Agency, Senior Lien Sewer
Revenue (Insured; FGIC)	5.75	10/1/12	5,670,000	6,206,666
Pennsylvania--6.1%
Allegheny County
Airport Revenue (Pittsburgh
International Airport)
(Insured; MBIA)	5.75	1/1/11	5,000,000	5,292,650
Allegheny County Hospital
Development Authority, Health
System Revenue (West Penn
Allegheny Health System)	5.00	11/15/28	4,750,000	4,308,155
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	1,935,560
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,032,140
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,676,450
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,616,884
Erie County Industrial Development
Authority, EIR (International
Paper Company Project)	5.25	9/1/10	2,100,000	2,136,372
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	5,000,000	5,487,650
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.25	1/15/15	3,660,000	3,960,047
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,905,900
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/11	1,475,000 a	1,618,282
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	565,730
Rhode Island--1.1%
Rhode Island Health and
Educational Building
Corporation, Health Facilities
Revenue (Saint Antoine
Residence Issue) (LOC; Allied
Irish Bank)	5.50	11/15/09	2,095,000	2,131,893
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan

Obligation Group Issue)
(Insured; MBIA)	5.75	5/15/08	560,000	567,829
Rhode Island Health and
Educational Building
Corporation, Revenue (Roger
Williams University) (Insured;
Radian)	5.00	11/15/21	1,360,000	1,339,518
Rhode Island Student Loan
Authority, Student Loan
Program Revenue (Insured;
AMBAC)	4.80	12/1/21	3,600,000	3,607,740
South Carolina--3.6%
Anderson County,
IDR (Federal Paper Board
Company, Inc. Project)	4.75	8/1/10	4,520,000	4,496,767
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,686,715
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	5,000,000	5,232,900
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,123,700
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,123,841
Tennessee--1.5%
Johnson City Health and
Educational Facility Board, HR
(Medical Center Hospital
Improvement) (Insured; MBIA)	5.13	7/1/11	6,720,000	6,905,808
Tennessee Housing Development
Agency (Homeownership Program)	5.20	7/1/10	1,815,000	1,864,713
Tennessee Housing Development
Agency (Homeownership Program)	5.30	7/1/11	2,140,000	2,194,377
Texas--11.4%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(Federal Express Corporation
Project)	4.85	4/1/21	8,870,000 b,f	8,507,306
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/17	1,935,000	1,958,936
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/18	1,125,000	1,134,889
Austin Convention Enterprises,

Inc., Convention Center Hotel
Second Tier Revenue	6.00	1/1/20	1,555,000	1,563,117
Bexar County,
Revenue (Venue Project)
(Insured; MBIA)	5.75	8/15/13	5,000,000	5,269,200
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	4,001,120
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	6.75	2/15/10	1,700,000 a	1,821,635
Deer Park Independent School
District, Limited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/21	2,235,000	2,374,397
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,196,458
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; FSA)	5.50	6/1/12	8,295,000	8,863,788
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/21	5,000,000	5,160,050
Houston,
Combined Utility System, First
Lien Revenue (Insured; FSA)	5.25	11/15/17	5,000,000	5,448,250
Houston,
Combined Utility System, First
Lien Revenue (Insured; MBIA)	5.25	5/15/12	2,750,000	2,926,880
Lewisville,
Combination Tax and Revenue
Certificates of Obligation
(Insured; MBIA)	5.25	2/15/20	1,230,000	1,300,565
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
FGIC)	5.00	5/15/20	4,200,000	4,314,786
North Central Texas Health
Facilities Development
Corporation, HR (Baylor Health
Care System Project)	5.00	5/15/17	3,965,000	4,020,272
Port of Corpus Christi Industrial
Development Corporation,

Revenue (Valero Refining and
Marketing Company Project)	5.13	4/1/09	2,250,000	2,266,380
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,500,000	1,511,490
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; MBIA)	5.75	2/15/14	5,000,000	5,533,850
Tarrant County Health Facilities
Development Corporation,
Health System Revenue (Harris
Methodist Health System)	6.00	9/1/10	7,725,000	8,049,914
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	4.15	12/15/17	4,000,000 b,f	3,718,300
Texas Municipal Power Agency,
Revenue (Insured; AMBAC)	0.00	9/1/09	170,000	157,609
Utah--1.5%
Jordanelle Special Service
District (Special Assessment
Improvement District)	8.00	10/1/11	3,865,000	4,041,167
Orem,
Sales Tax Revenue (Insured;
AMBAC)	5.00	4/15/18	3,325,000	3,454,642
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,082,632
Virginia--2.6%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.00	6/15/10	2,000,000 a	2,141,240
Henrico County Economic
Development Authority,
Residential Care Facility
Mortgage Revenue (Westminster
Canterbury of Richmond)	5.00	10/1/21	1,000,000	959,430
Peninsula Ports Authority,
Revenue (Port Facility-CSX
Transportation Project)	6.00	12/15/12	4,150,000	4,355,135
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	4.00	6/1/08	3,265,000 a	3,263,302
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.25	6/1/12	3,000,000 a	3,121,200
Virginia Port Authority,
Commonwealth Port Fund Revenue	5.00	7/1/19	4,415,000	4,538,134

Washington--5.1%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,163,700
Franklin County,
GO (Pasco School District
Number 1) (Insured; FSA)	5.25	12/1/19	5,000,000	5,292,900
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; MBIA)	5.25	12/1/20	2,710,000	2,845,473
Port of Seattle,
Limited Tax GO (Insured; FSA)	5.00	11/1/16	5,000,000	5,207,350
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
FSA)	5.25	3/1/10	50,000	51,808
Seattle,
Municipal Light and Power
Improvements Revenue (Insured;
FSA)	5.25	3/1/10	13,000,000 b,f	13,470,015
Washington	5.75	10/1/12	20,000	21,182
Washington	5.75	10/1/12	2,305,000	2,429,055
Washington Housing Finance
Commission (Single Family
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.75	12/1/37	2,000,000	2,088,360
West Virginia--.4%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,086,099
Wisconsin--.5%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; FSA)	6.00	11/15/11	3,500,000	3,794,315
U.S. Related--1.6%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,500,000	2,644,450
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	5,000,000 a	5,288,900
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,300,000 a	3,490,674
Total Long-Term Municipal Investments
(cost $716,780,202)				718,883,307
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.6%	Rate (%)	Date	Amount ($)	Value ($)

Florida--.2%
Gainesville,
Utilities System Revenue

(Liquidity Facility; SunTrust
Bank)	3.97	9/1/07	1,500,000 g	1,500,000
U.S. Related--.4%
Government Development Bank of
Puerto Rico, CP	4.70	9/7/07	3,000,000	3,000,150
Total Short-Term Municipal Investments
(cost $4,500,000)				4,500,150
Total Investments (cost $721,280,202)			101.4%	723,383,457
Liabilities, Less Cash and Receivables			(1.4%)	(9,689,037)
Net Assets			100.0%	713,694,420

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $31,989,576 or 4.5% of net assets.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Purchased on a delayed delivery basis.
e	Variable rate security--interest rate subject to periodic change.
f	Collateral for floating rate borrowings.
g	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)